Fair Value of Financial Assets and Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value of Financial Assets and Liabilities (Tables) [Line Items]
Schedule of financial assets and liabilities measured at fair value on a recurring basis
	Fair Value Measurements as of March 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents – money market funds	$21,000	$—	$—	$21,000
Convertible note receivable	—	—	4,763	4,763
	$21,000	$—	$4,763	$25,763

Liabilities:
Contingent consideration obligations	$—	$—	$294,023	$294,023
Preferred stock warrants	—	—	113,145	113,145
	$—	$—	$407,168	$407,168
	Fair Value Measurements as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents – money market funds	$45,000	$—	$—	$45,000
Convertible note receivable	—	—	4,715	4,715
	$45,000	$—	$4,715	$49,715

Liabilities:
Contingent consideration obligations	$—	$—	$273,367	$273,367
Preferred stock warrants	—	—	76,640	76,640
	$—	$—	$350,007	$350,007

	Fair Value Measurements as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents – money market funds	$45,000	$—	$—	$45,000
Convertible note receivable	—	—	4,715	4,715
	$45,000	$—	$4,715	$49,715

Liabilities:
Contingent consideration obligations	—	—	273,367	273,367
Preferred stock warrants	—	—	76,640	76,640
	$—	$—	$350,007	$350,007
	Fair Value Measurements as of December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents – money market funds	$—	$—	$—	$—
	$—	$—	$—	$—

Liabilities:
Contingent consideration obligations	—	—	328,933	328,933
	$—	$—	$328,933	$328,933

Schedule of reconciliation of contingent consideration obligations measured on a recurring basis
	Balance as of December 31, 2020	Net transfers in to (out of) Level 3	Purchases, settlements and other net	Fair value adjustments	Balance as of March 31, 2020
Liabilities:
Contingent consideration obligations	$273,367	$—	$—	$20,656	$294,023
	Balance as of December 31, 2019	Net transfers in to (out of) Level 3	Purchases, settlements and other net	Fair value adjustments	Balance as of December 31, 2020
Liabilities:
Contingent consideration obligations	$328,933	$—	$—	$(55,566)	$273,367

	Balance as of December 31, 2019	Net transfers in to (out of) Level 3	Purchases, settlements and other net	Fair value adjustments	Balance as of December 31, 2020
Liabilities:
Contingent consideration obligations	$328,933	$—	$—	$(55,566)	$273,367
	Balance as of December 31, 2018	Net transfers in to (out of) Level 3	Purchases, settlements and other net	Fair value adjustments	Balance as of December 31, 2019
Liabilities:
Contingent consideration obligations	$263,641	$—	$(3,575)	$68,867	$328,933

Schedule of aggregate fair values of the company’s warrant liability
Balance as of December 31, 2019	$—
Fair value of warrants issued in connection with Series B preferred stock sale	17,954
Issuance of warrant at fair value*	11,988
Loss recognized in earnings from change in fair value	46,698
Balance as of December 31, 2020	$76,640
Balance as of December 31, 2020	$76,640
Loss recognized in earnings from change in fair value	36,505
Balance as of March 31, 2021	$113,145

Balance as of December 31, 2018	$1,596
Loss recognized in earnings from change in fair value	4,226
Exercise or expiration of warrants	(5,822)
Balance as of December 31, 2019	$—

Balance as of December 31, 2019	$—
Fair value of warrants issued in connection with Series B preferred stock sale	17,954
Issuance of warrant at fair value*	11,988
Loss recognized in earnings from change in fair value	46,698
Balance as of December 31, 2020	$76,640

*        The warrants issued at fair value were immediately charged to expense (see Note 11).

Schedule of fair value of the warrants issued
	March 31, 2021	December 31, 2020
Fair value of common stock	$3.55 – 6.95	$3.20 – 5.34
Exercise price(a)	$5.20	$5.20
Term	2.05 – 3.88	0.33 – 1.33
Volatility	90%	90%
Risk-free interest rate	0.17% – 0.63%	0.09% – 0.10%
	March 31, 2021	December 31, 2020
Fair value of common stock	$3.55 – 6.95	$3.20 – 5.34
Exercise price(b)	$5.79	$5.79
Term	2.05 – 3.88	0.33 – 1.33
Volatility	90%	90%
Risk-free interest rate	0.17% – 0.63%	0.09% – 0.10%

(a)      The exercise price is the lower of $5.20 per share or eighty percent (80%) of either (i) the value attributed to one share of Series B Preferred Stock upon a consummation of a change of control or the closing of a strategic transaction or (ii) the price at which one (1) share of the common stock is sold to the public in an initial public offering. As amended on March 16, 2020, the warrants are exercisable on the first to occur of (a) March 16, 2025, (b) the consummation of the Company’s initial public offering, (c) the consummation of a change of control and (d) the closing of a strategic transaction pursuant to which the Company’s shareholders exchange their existing shares of capital stock in the Company for shares in a company whose shares are listed on a national stock exchange.

(b)      The warrants are exercisable at a price of $5.787 per share on the first to occur of (a) the 60-month anniversary of the date of issuance of the warrants, (b) the consummation of an agreement for a public exit event (c) the consummation of a change of control.

	Issuance January 9, 2020	December 31, 2020
Fair value of common stock	$3.06	$ 4.65
Exercise price(a)	$5.20	$5.20
Term	0.98 – 2.98	0.33 – 1.33
Volatility	60%	90%
Risk-free interest rate	1.53% – 1.58%	0.09% – 0.10%
	Issuance March 16, 2020	December 31, 2020
Fair value of common stock	$2.66	$4.65
Exercise price(b)	$5.79	5.79
Term	0.79 – 2.79	0.33 – 1.33
Volatility	70%	90%
Risk-free interest rate	0.29% – 0.41%	0.09% – 0.10%

(a)      The exercise price is the lower of $5.20 per share or eighty percent (80%) of either (i) the value attributed to one share of Series B Preferred Stock upon a consummation of a change of control or the closing of a strategic transaction or (ii) the price at which one (1) share of the common stock is sold to the public in an initial public offering. As amended on March 16, 2020, the warrants are exercisable on the first to occur of (a) March 16, 2025, (b) the consummation of the Company’s initial public offering, (c) the consummation of a change of control and (d) the closing of a strategic transaction pursuant to which the Company’s shareholders exchange their existing shares of capital stock in the Company for shares in a company whose shares are listed on a national stock exchange.

(b)      The warrants are exercisable at a price of $5.787 per share on the first to occur of (a) the 60-month anniversary of the date of issuance of the warrants, (b) the consummation of an agreement for a public exit event (c) the consummation of a change of control.

Schedule of convertible note valuation model
	March 31, 2021	December 31, 2020
Face value	$4,000	$4,000
Coupon rate	12%	12%
Stock price	$0.17	$0.19
Term	0.25 – 0.35	0.6
Risk-free interest rate	0.05%	0.09%
Volatility	84%	70%

	Issuance August 6, 2020	December 31, 2020
Face value	$4,000	$4,000
Coupon rate	12%	12%
Stock price	$0.24	$0.19
Term	1.0	0.6
Risk-free interest rate	0.14%	0.09%
Volatility	80%	70%

Gx Acquisition Corp [Member]
Fair Value of Financial Assets and Liabilities (Tables) [Line Items]
Schedule of fair value measured on recurring basis
Description	Level	March 31, 2021	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$291,784,977	$291,797,144

Liabilities:
Warrant Liability – Public Warrants	1	15,182,500	41,400,000
Warrant Liability – Private Placement Warrants	3	7,980,000	22,400,000

		As of December 31,
Description	Level	2020	2019
Assets:
Marketable securities held in Trust Account	1	$291,797,144	$290,594,540

Liabilities:
Warrant Liability – Public Warrants	1	41,400,000	11,500,000
Warrant Liability – Private Placement Warrants	2	22,400,000	5,670,000

Schedule of monte carlo simulation model for the private placement warrants and public warrants
Input	March 31, 2021	December 31, 2020
Risk-free interest rate	0.94%	0.41%
Trading days per year	250	250
Expected volatility	11.0%	11.0%
Exercise price	$11.50	$11.50
Stock Price	$10.08	$11.00

Input	December 31, 2020	December 31, 2019
Risk-free interest rate	0.41%	1.73%
Trading days per year	250	250
Expected volatility	16.0%	5.0%
Exercise price	$11.50	$11.50
Stock Price	$11.00	$9.95

Schedule of changes in the fair value of warrant liabilities
	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2020	$22,400,000	$41,400,000	$63,800,000
Change in valuation inputs or other assumptions	(14,420,000)	(25,587,500)	(40,007,500)
Fair value as of March 31, 2021	$7,980,000	$15,812,500	$23,792,500

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2018	$—	$—	$—
Initial measurement on May 23, 2019	7,280,000	14,375,000	21,655,000
Change in valuation inputs or other assumptions	(1,610,000)	(2,875,000)	(4,485,000)
Fair value as of December 31, 2019	5,670,000	11,500,000	17,170,000
Change in valuation inputs or other assumptions	16,730,000	29,900,000	46,630,000
Fair value as of December 31, 2020	$22,400,000	$41,400,000	$63,800,000